Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Held-to-maturity, fair value | $	$ 1,046,828	$ 701,495
Preference shares, par value (in dollars per share) | $ / shares	$ 0	$ 0.01
Preference shares, liquidation preference (in dollars per share) | $ / shares	$ 0	$ 1,000
Preference shares, issued (in shares)	0	182,683
Preference shares, outstanding (in shares)	0	182,863
Common shares, issued (in shares)	52,284,872	47,293,253
Common shares, outstanding (in shares)	53,284,872	47,293,253
Treasury common shares, at cost (in shares)	2,066	924,031
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000